Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Covenants [Abstract]
Interest expense	$ 16,290	$ 18,227	$ 10,329
Long-term financial debt	12,374	32,475
2024 [Member]
Covenants [Abstract]
Long-term financial debt	0	16,617
2025 [Member]
Covenants [Abstract]
Long-term financial debt	7,312	6,362
2026 [Member]
Covenants [Abstract]
Long-term financial debt	4,518	5,556
2027 [Member]
Covenants [Abstract]
Long-term financial debt	544	3,940
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 9,411	$ 9,096